SCHEDULE OF BUSINESS SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Cost of revenue	$ 296,093	$ 155			$ 298,314	$ 59,303	$ 51,789	$ 62,978
Gross profit	163,912	542			168,639	69,387	81,413	33,606
Operating expenses:
Impairment on property, plant and equipment						(137,632)
Impairment on advance to supplier								177,200
Legal and professional fees
LOSS FROM OPERATION	(709,992)	(1,216,270)			(2,833,806)	(4,452,119)	(6,022,021)	(3,085,817)
Interest expense		(1,343)				(102,703)	(102,703)	(176,483)
Rental income		4,100				38,200	38,200	68,200
Unrealized foreign exchange gains	24,617	43,808			276,351	320,488	582,034
Gain from insurance claim						481,513	481,513
Gain on disposal of property, plant and equipment		2,488				163,644	164,624
Other income	374	(696)			7,000	4,641	4,690	5,326
LOSS BEFORE INCOME TAXES	(513,069)	(1,146,380)			(2,366,700)	(3,485,994)	(4,783,013)	(3,187,662)
Income tax								(112)
NET LOSS	(513,069)	(1,146,380)	$ (1,853,631)	$ (2,339,614)	(2,366,700)	(3,485,994)	(4,783,013)	(3,187,774)
Legal and professional fees
Gain on forgiveness of debts	162,266				162,266
Interest income	9,666	21,533			21,489	60,342	70,650	1,112
Revenue	460,005	697			466,953	128,690	133,202	96,584
Impairment on property, plant and equipment						137,632
Gain on forgiveness of debts	(162,266)				(162,266)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	460,005	697					133,202	96,584
Cost of revenue	296,093	155			298,314	59,303	51,789	62,978
Gross profit	163,912	542			168,639	69,387	81,413	33,606
Operating expenses:
Depreciation and amortization	(84,649)	(82,686)			(247,754)	(271,490)	(351,797)	(532,876)
Impairment on property, plant and equipment						(137,632)	(137,632)	(134,042)
Impairment on advance to supplier								(177,200)
Payroll expenses	(307,604)	(363,401)			(918,653)	(2,214,214)	(2,615,348)	(960,155)
Consultant fees	(110,442)	(484,866)			(745,911)	(1,047,909)	(1,425,097)	(347,792)
Research and development expense	(62,500)	(72,090)			(187,500)	(122,090)	(472,090)	(100,000)
Legal and professional fees	(125,276)	(57,700)			(409,125)	(171,667)	(453,354)	(258,135)
Other segment expenses	183,433	150,202			493,502	550,637	(648,116)	(609,223)
LOSS FROM OPERATION	(709,992)	(1,216,270)			(2,833,806)	(4,452,119)	(6,022,021)	(3,085,817)
Interest expense		(1,343)				(102,703)	(102,703)	(176,483)
Rental income		4,100				38,200	38,200	68,200
Unrealized foreign exchange gains	24,617	43,808			276,351	320,488	582,034
Gain from insurance claim						481,513	481,513
Gain on disposal of property, plant and equipment		2,488				163,644	164,624
Interest income					21,489	60,342	70,650	1,112
Other income	374	(696)			7,000	4,641	4,690	5,326
LOSS BEFORE INCOME TAXES	(513,069)	(1,146,380)			(2,366,700)	(3,485,994)	(4,783,013)	(3,187,662)
Income tax								(112)
NET LOSS	(513,069)	(1,146,380)			(2,366,700)	(3,485,994)	(4,783,013)	(3,187,774)
Depreciation and amortization	84,649	82,686			247,754	271,490	351,797	532,876
Impairment on assets held for sales		5,867				5,867
Payroll expenses	307,604	363,401			918,653	2,214,214	2,615,348	960,155
Consultant fees	110,442	484,866			745,911	1,047,909	1,425,097	347,792
Research and development expense	62,500	72,090			187,500	122,090	472,090	100,000
Legal and professional fees	125,276	57,700			409,125	171,667	453,354	258,135
Gain on forgiveness of debts	162,266				(162,266)
Interest income	9,666	21,533
Revenue					466,953	128,690
Impairment on property, plant and equipment						137,632	$ 137,632	$ 134,042
Gain on forgiveness of debts	$ (162,266)				$ 162,266